Financial Instruments - Carrying Amounts and Classifications of Financial Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 3,808	$ 3,466
Cash equivalents	0	0
Bank overdraft
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1	3
Bank overdraft | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1	3
Accounts payable, accrued liabilities and other current liabilities(5)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	720	797
Accounts payable, accrued liabilities and other current liabilities(5) | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	720	797
Dividends payable (common and preferred)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	49	49
Dividends payable (common and preferred) | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	49	49
Contingent consideration
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	81
Contingent consideration | Other financial assets and liabilities (FVTPL)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	81
Credit facilities, long-term debt and lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,808	3,466
Credit facilities, long-term debt and lease liabilities | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,808	3,466
Exchangeable securities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	750	744
Exchangeable securities | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	750	744
Within one year | Risk Management Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	277	314
Within one year | Derivatives | Risk Management Liabilities | Derivatives used for hedging
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		125
Within one year | Derivatives | Risk Management Liabilities | Derivatives held for trading (FVTPL)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	277	189
Later than one year | Risk Management Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	305	274
Later than one year | Derivatives | Risk Management Liabilities | Derivatives used for hedging
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		80
Later than one year | Derivatives | Risk Management Liabilities | Derivatives held for trading (FVTPL)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	305	194
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Loans receivable	337	348
Cash and cash equivalents | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Loans receivable	337	348
Restricted cash
Disclosure of detailed information about financial instruments [line items]
Loans receivable	69	69
Restricted cash | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Loans receivable	69	69
Trade and other receivables(2)
Disclosure of detailed information about financial instruments [line items]
Loans receivable	725	765
Trade and other receivables(2) | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Loans receivable	725	765
Long-term portion of finance lease receivables
Disclosure of detailed information about financial instruments [line items]
Loans receivable	305	171
Long-term portion of finance lease receivables | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Loans receivable	305	171
Long-term portion of loan receivable
Disclosure of detailed information about financial instruments [line items]
Loans receivable	24	25
Long-term portion of loan receivable | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Loans receivable	24	25
Other investments(4)
Disclosure of detailed information about financial instruments [line items]
Loans receivable	23	16
Other investments(4) | Other financial assets and liabilities (FVTPL)
Disclosure of detailed information about financial instruments [line items]
Loans receivable	22	15
Other investments(4) | Other financial assets (FVOCI)
Disclosure of detailed information about financial instruments [line items]
Loans receivable	1	1
Risk management assets | Within one year
Disclosure of detailed information about financial instruments [line items]
Loans receivable	318	151
Risk management assets | Later than one year
Disclosure of detailed information about financial instruments [line items]
Loans receivable	93	52
Risk management assets | Derivatives used for hedging | Within one year | Derivatives
Disclosure of detailed information about financial instruments [line items]
Loans receivable	45
Risk management assets | Derivatives held for trading (FVTPL) | Within one year | Derivatives
Disclosure of detailed information about financial instruments [line items]
Loans receivable	273	151
Risk management assets | Derivatives held for trading (FVTPL) | Later than one year | Derivatives
Disclosure of detailed information about financial instruments [line items]
Loans receivable	$ 93	$ 52